Income Tax Expenses - Movement of Valuation Allowance (Details) - SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at beginning of the year	¥ 514,500	¥ 237,965
Additions	117,878	276,535
Balance at end of the year	¥ 632,378	¥ 514,500